American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
June 30, 2024

High Income - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 94.5%
Aerospace and Defense — 2.5%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(1)	1,000,000	1,020,289
Boeing Co., 6.86%, 5/1/54(1)	675,000	693,223
Boeing Co., 7.01%, 5/1/64(1)	1,000,000	1,024,634
Bombardier, Inc., 7.125%, 6/15/26(1)	562,000	570,610
Bombardier, Inc., 7.875%, 4/15/27(1)	4,133,000	4,146,102
Bombardier, Inc., 6.00%, 2/15/28(1)	2,850,000	2,820,435
Bombardier, Inc., 7.50%, 2/1/29(1)	1,650,000	1,711,585
Bombardier, Inc., 8.75%, 11/15/30(1)	1,000,000	1,082,033
Bombardier, Inc., 7.25%, 7/1/31(1)	975,000	1,002,271
Bombardier, Inc., 7.00%, 6/1/32(1)	75,000	76,135
BWX Technologies, Inc., 4.125%, 4/15/29(1)	975,000	901,172
Howmet Aerospace, Inc., 5.125%, 10/1/24	469,000	469,000
Howmet Aerospace, Inc., 5.95%, 2/1/37	2,550,000	2,626,158
Spirit AeroSystems, Inc., 4.60%, 6/15/28	2,025,000	1,898,634
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	2,785,000	3,001,915
Spirit AeroSystems, Inc., 9.75%, 11/15/30(1)	1,650,000	1,822,204
TransDigm, Inc., 5.50%, 11/15/27	12,100,000	11,892,105
TransDigm, Inc., 6.75%, 8/15/28(1)	5,000,000	5,067,370
TransDigm, Inc., 4.625%, 1/15/29	1,575,000	1,470,891
TransDigm, Inc., 6.375%, 3/1/29(1)	2,450,000	2,465,418
TransDigm, Inc., 4.875%, 5/1/29	2,250,000	2,109,882
TransDigm, Inc., 6.875%, 12/15/30(1)	2,525,000	2,579,780
TransDigm, Inc., 7.125%, 12/1/31(1)	225,000	232,116
TransDigm, Inc., 6.625%, 3/1/32(1)	4,350,000	4,399,196
Triumph Group, Inc., 9.00%, 3/15/28(1)	1,160,000	1,217,408
		56,300,566
Air Freight and Logistics — 0.1%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	400,000	371,490
Rand Parent LLC, 8.50%, 2/15/30(1)	2,675,000	2,710,982
		3,082,472
Automobile Components — 1.5%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	675,000	691,477
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	1,475,000	1,540,874
American Axle & Manufacturing, Inc., 6.50%, 4/1/27	150,000	149,925
Clarios Global LP, 6.75%, 5/15/25(1)	518,000	518,304
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	900,000	906,764
Dana, Inc., 5.375%, 11/15/27	125,000	122,318
Dana, Inc., 4.50%, 2/15/32	600,000	515,744
Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28(1)	1,350,000	1,305,072
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	3,425,000	2,916,380
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	950,000	963,544
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	360,000	360,676
Goodyear Tire & Rubber Co., 7.00%, 3/15/28	625,000	634,149
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	2,675,000	2,492,492
Goodyear Tire & Rubber Co., 5.25%, 4/30/31	400,000	367,387
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	3,675,000	3,349,163
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	925,000	836,788
IHO Verwaltungs GmbH, 6.00% Cash or 6.75% PIK, 5/15/27(1)	1,000,000	985,071
IHO Verwaltungs GmbH, 6.38% Cash or 7.13% PIK, 5/15/29(1)	900,000	890,434

Patrick Industries, Inc., 7.50%, 10/15/27(1)	1,743,000	1,762,243
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,706,479
Phinia, Inc., 6.75%, 4/15/29(1)	325,000	330,230
Tenneco, Inc., 8.00%, 11/17/28(1)	3,875,000	3,530,900
Wheel Pros, Inc., 6.50%, 5/15/29(1)	1,600,000	320,000
ZF North America Capital, Inc., 6.875%, 4/14/28(1)	1,200,000	1,224,247
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	2,250,000	2,331,839
ZF North America Capital, Inc., 6.75%, 4/23/30(1)	1,500,000	1,529,072
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	1,500,000	1,551,720
		33,833,292
Automobiles — 1.3%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(1)	1,000,000	986,365
Ford Motor Co., 4.75%, 1/15/43	1,709,000	1,383,206
Ford Motor Co., 5.29%, 12/8/46	3,825,000	3,350,205
Ford Motor Credit Co. LLC, 6.95%, 3/6/26	200,000	203,326
Ford Motor Credit Co. LLC, 6.95%, 6/10/26	425,000	433,335
Ford Motor Credit Co. LLC, 7.35%, 11/4/27	1,200,000	1,250,966
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	1,222,000	1,259,472
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	7,750,000	7,490,311
Ford Motor Credit Co. LLC, 7.35%, 3/6/30	1,025,000	1,085,321
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	1,400,000	1,250,610
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(1)	1,800,000	1,811,068
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/28(1)	1,800,000	1,766,336
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(1)	1,400,000	1,343,319
Mclaren Finance PLC, 7.50%, 8/1/26(1)	1,400,000	1,224,475
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	550,000	511,174
PM General Purchaser LLC, 9.50%, 10/1/28(1)	1,275,000	1,303,875
Thor Industries, Inc., 4.00%, 10/15/29(1)	1,475,000	1,296,575
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,525,000	1,502,762
		29,452,701
Banks — 1.3%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	2,300,000	2,285,786
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,779,386
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	2,250,000	2,418,318
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	300,000	323,035
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,750,000	1,750,384
LD Holdings Group LLC, 8.75%, 11/1/27(1)	677,293	600,657
LD Holdings Group LLC, 6.125%, 4/1/28(1)	575,000	432,146
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,975,000	1,899,629
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	3,175,000	2,914,224
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	700,000	658,543
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	775,000	780,400
Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25(1)	580,000	564,026
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.625%, 3/1/29(1)	2,750,000	2,496,809
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	475,000	414,334
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 4.00%, 10/15/33(1)	3,500,000	2,952,176
Societe Generale SA, VRN, 7.13%, 1/19/55(1)	400,000	383,166
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	2,800,000	2,624,745
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	825,000	806,140
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	2,675,000	2,543,632
		29,627,536
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	2,550,000	2,351,266
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,500,000	1,448,026
		3,799,292

Biotechnology — 0.0%
Grifols SA, 4.75%, 10/15/28(1)	1,125,000	971,926
Broadline Retail — 0.8%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	2,750,000	2,694,636
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/1/29(1)	1,100,000	994,282
Kohl's Corp., 4.625%, 5/1/31	300,000	251,249
Kohl's Corp., 5.55%, 7/17/45	325,000	221,910
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	2,050,000	1,991,323
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	175,000	167,987
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	225,000	215,106
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	216,277
Macy's Retail Holdings LLC, 6.375%, 3/15/37	775,000	700,518
Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,675,000	2,171,461
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	1,025,000	983,612
Match Group Holdings II LLC, 4.625%, 6/1/28(1)	550,000	515,255
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,500,000	788,221
Nordstrom, Inc., 4.375%, 4/1/30	300,000	273,099
Nordstrom, Inc., 5.00%, 1/15/44	100,000	80,863
QVC, Inc., 4.45%, 2/15/25	1,125,000	1,107,897
QVC, Inc., 4.75%, 2/15/27	1,050,000	887,373
QVC, Inc., 4.375%, 9/1/28	250,000	183,090
QVC, Inc., 5.45%, 8/15/34	1,750,000	1,061,277
Rakuten Group, Inc., 11.25%, 2/15/27(1)	600,000	641,915
Rakuten Group, Inc., 9.75%, 4/15/29(1)	1,775,000	1,832,244
		17,979,595
Building Products — 1.5%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	450,000	440,514
Advanced Drainage Systems, Inc., 6.375%, 6/15/30(1)	1,025,000	1,029,674
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)	750,000	790,750
APi Group DE, Inc., 4.125%, 7/15/29(1)	2,175,000	1,981,971
APi Group DE, Inc., 4.75%, 10/15/29(1)	750,000	700,652
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,950,000	1,847,019
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	6,875,000	6,083,154
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	3,600,000	3,609,022
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	2,750,000	2,725,967
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	875,000	721,677
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	175,000	149,793
EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, 12/15/30(1)	1,575,000	1,589,257
EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.75%, 7/15/31(1)(2)	625,000	633,203
Griffon Corp., 5.75%, 3/1/28	2,950,000	2,849,062
JELD-WEN, Inc., 4.625%, 12/15/25(1)	234,000	230,606
Masterbrand, Inc., 7.00%, 7/15/32(1)	625,000	632,485
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	1,450,000	1,461,219
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	775,000	717,179
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30(1)	1,050,000	993,206
Standard Industries, Inc., 5.00%, 2/15/27(1)	600,000	583,781
Standard Industries, Inc., 4.75%, 1/15/28(1)	975,000	928,641
Standard Industries, Inc., 4.375%, 7/15/30(1)	2,975,000	2,690,447
Standard Industries, Inc., 3.375%, 1/15/31(1)	250,000	210,905
		33,600,184
Capital Markets — 1.6%
AG Issuer LLC, 6.25%, 3/1/28(1)	2,200,000	2,154,016
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	350,000	363,231
Aretec Group, Inc., 10.00%, 8/15/30(1)	275,000	299,430
Coinbase Global, Inc., 3.375%, 10/1/28(1)	7,050,000	6,051,353

Coinbase Global, Inc., 3.625%, 10/1/31(1)	4,350,000	3,491,730
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,775,000	1,685,178
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	1,025,000	928,448
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	3,750,000	3,723,617
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	3,592,000	3,374,767
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29(1)	1,150,000	1,192,835
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/1/29	525,000	449,438
Iliad Holding SASU, 6.50%, 10/15/26(1)	579,000	576,951
Iliad Holding SASU, 7.00%, 10/15/28(1)	600,000	595,487
Iliad Holding SASU, 8.50%, 4/15/31(1)	750,000	760,169
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	2,025,000	1,901,258
Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31(1)	400,000	410,512
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	2,950,000	2,761,747
LCM Investments Holdings II LLC, 8.25%, 8/1/31(1)	1,150,000	1,201,036
MSCI, Inc., 4.00%, 11/15/29(1)	1,951,000	1,824,411
MSCI, Inc., 3.625%, 11/1/31(1)	1,125,000	988,216
StoneX Group, Inc., 7.875%, 3/1/31(1)	675,000	696,730
VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%, 6/15/31(1)	650,000	653,659
		36,084,219
Chemicals — 2.7%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)	200,000	109,740
ASP Unifrax Holdings, Inc., 7.50%, 9/30/29(1)	375,000	191,687
Avient Corp., 5.75%, 5/15/25(1)	1,275,000	1,272,669
Avient Corp., 7.125%, 8/1/30(1)	2,200,000	2,244,592
Axalta Coating Systems Dutch Holding B BV, 7.25%, 2/15/31(1)	750,000	779,770
Chemours Co., 5.375%, 5/15/27	1,725,000	1,639,137
Chemours Co., 5.75%, 11/15/28(1)	3,050,000	2,819,365
Chemours Co., 4.625%, 11/15/29(1)	1,375,000	1,185,320
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	400,000	387,357
Consolidated Energy Finance SA, 5.625%, 10/15/28(1)	625,000	531,938
CVR Partners LP/CVR Nitrogen Finance Corp., 6.125%, 6/15/28(1)	625,000	601,015
FXI Holdings, Inc., 12.25%, 11/15/26(1)	3,795,000	3,769,944
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,117,000	1,111,716
Herens Holdco SARL, 4.75%, 5/15/28(1)	1,400,000	1,216,208
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	525,000	529,735
INEOS Finance PLC, 6.75%, 5/15/28(1)	1,000,000	1,003,161
INEOS Finance PLC, 7.50%, 4/15/29(1)	500,000	505,781
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	2,735,000	2,331,136
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)	1,600,000	1,317,093
LSB Industries, Inc., 6.25%, 10/15/28(1)	525,000	506,934
Methanex Corp., 5.125%, 10/15/27	750,000	723,943
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	1,075,000	1,021,605
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	99,148
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,150,000	1,101,343
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	3,425,000	3,638,645
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	800,000	706,090
NOVA Chemicals Corp., 9.00%, 2/15/30(1)	2,350,000	2,482,345
OCI NV, 4.625%, 10/15/25(1)	628,000	617,352
Olin Corp., 5.625%, 8/1/29	3,150,000	3,092,289
Olympus Water U.S. Holding Corp., 7.125%, 10/1/27(1)	900,000	904,467
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	500,000	455,460
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	400,000	423,688
Olympus Water U.S. Holding Corp., 6.25%, 10/1/29(1)	2,250,000	2,056,392
Polar U.S. Borrower LLC/Schenectady International Group, Inc., 6.75%, 5/15/26(1)	1,725,000	493,583
Rain Carbon, Inc., 12.25%, 9/1/29(1)	475,000	511,828

SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	2,150,000	2,002,427
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	2,275,000	2,142,500
SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	1,850,000	1,790,851
Scotts Miracle-Gro Co., 4.00%, 4/1/31	2,650,000	2,288,943
SNF Group SACA, 3.125%, 3/15/27(1)	1,275,000	1,174,176
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	647,000	535,730
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	3,250,000	1,273,575
Tronox, Inc., 4.625%, 3/15/29(1)	3,275,000	2,959,825
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	1,375,000	1,327,675
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	2,125,000	1,960,845
WR Grace Holdings LLC, 7.375%, 3/1/31(1)	800,000	811,707
		60,650,730
Commercial Services and Supplies — 2.4%
ADT Security Corp., 4.125%, 8/1/29(1)	3,625,000	3,345,816
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	781,232
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	2,025,000	2,032,092
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	144,000	143,698
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	4,675,000	4,651,345
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	3,472,000	3,042,705
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,900,000	1,735,221
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,300,000	1,185,801
APX Group, Inc., 5.75%, 7/15/29(1)	2,300,000	2,208,322
Brink's Co., 6.50%, 6/15/29(1)	1,550,000	1,567,551
Brink's Co., 6.75%, 6/15/32(1)	1,950,000	1,966,087
Champions Financing, Inc., 8.75%, 2/15/29(1)	625,000	641,409
Clean Harbors, Inc., 6.375%, 2/1/31(1)	850,000	852,966
CPI CG, Inc., 10.00%, 7/15/29(1)(2)	775,000	804,931
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	574,080
Garda World Security Corp., 7.75%, 2/15/28(1)	550,000	561,015
Garda World Security Corp., 6.00%, 6/1/29(1)	3,475,000	3,173,794
GEO Group, Inc., 8.625%, 4/15/29(1)	1,150,000	1,178,849
GEO Group, Inc., 10.25%, 4/15/31(1)	1,825,000	1,911,049
GFL Environmental, Inc., 6.75%, 1/15/31(1)	1,425,000	1,455,543
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)	1,625,000	1,199,762
Madison IAQ LLC, 5.875%, 6/30/29(1)	1,125,000	1,047,768
Matthews International Corp., 5.25%, 12/1/25(1)	1,825,000	1,780,687
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	5,400,000	5,038,807
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	4,725,000	4,539,401
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/27(1)	600,000	555,663
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)	575,000	567,190
Reworld Holding Corp., 5.00%, 9/1/30	1,200,000	1,087,189
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	600,000	447,142
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,175,000	1,149,746
Williams Scotsman, Inc., 6.125%, 6/15/25(1)	379,000	378,807
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	1,125,000	1,064,782
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	750,000	756,591
		53,427,041
Communications Equipment — 0.3%
Ciena Corp., 4.00%, 1/31/30(1)	625,000	565,544
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,411,000	1,151,362
CommScope Technologies LLC, 5.00%, 3/15/27(1)	535,000	222,274
CommScope, Inc., 6.00%, 3/1/26(1)	825,000	725,010
CommScope, Inc., 8.25%, 3/1/27(1)	300,000	142,667
CommScope, Inc., 7.125%, 7/1/28(1)	1,400,000	581,783
CommScope, Inc., 4.75%, 9/1/29(1)	150,000	104,222

Nokia of America Corp., 6.45%, 3/15/29	3,181,000	3,109,427
Viasat, Inc., 6.50%, 7/15/28(1)	875,000	663,282
Viasat, Inc., 7.50%, 5/30/31(1)	650,000	432,600
		7,698,171
Construction and Engineering — 0.6%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	1,400,000	1,514,721
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	1,875,000	1,985,734
Howard Midstream Energy Partners LLC, 7.375%, 7/15/32(1)	2,575,000	2,616,663
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,575,000	1,488,662
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,650,000	2,699,009
Pike Corp., 8.625%, 1/31/31(1)	725,000	768,913
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/28(1)	2,025,000	1,877,663
		12,951,365
Construction Materials — 0.5%
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,200,000	1,179,809
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,325,000	1,169,028
Knife River Corp., 7.75%, 5/1/31(1)	950,000	993,921
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	3,225,000	3,154,181
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27(1)	875,000	877,559
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(1)	1,725,000	1,664,810
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	950,000	984,859
		10,024,167
Consumer Finance — 3.2%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 5/1/28(1)	1,075,000	955,791
Ally Financial, Inc., 6.70%, 2/14/33	1,500,000	1,492,187
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	1,275,000	1,340,678
Credit Acceptance Corp., 9.25%, 12/15/28(1)	100,000	105,816
Curo Group Holdings Corp., 7.50%, 8/1/28(1)(3)(4)	1,300,000	66,625
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	1,000,000	1,043,321
Encore Capital Group, Inc., 8.50%, 5/15/30(1)	1,600,000	1,630,792
FirstCash, Inc., 4.625%, 9/1/28(1)	1,625,000	1,528,900
FirstCash, Inc., 5.625%, 1/1/30(1)	975,000	924,381
FirstCash, Inc., 6.875%, 3/1/32(1)	1,800,000	1,802,009
GGAM Finance Ltd., 8.00%, 2/15/27(1)	750,000	775,191
GGAM Finance Ltd., 6.875%, 4/15/29(1)	575,000	586,500
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)	4,835,901	4,659,715
goeasy Ltd., 9.25%, 12/1/28(1)	725,000	770,224
goeasy Ltd., 7.625%, 7/1/29(1)	2,050,000	2,092,763
ION Trading Technologies SARL, 9.50%, 5/30/29(1)	800,000	815,536
Macquarie Airfinance Holdings Ltd., 8.375%, 5/1/28(1)	625,000	659,404
Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(1)	550,000	559,697
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/29(1)	825,000	872,842
Macquarie Airfinance Holdings Ltd., 6.50%, 3/26/31(1)	775,000	797,482
Navient Corp., 5.875%, 10/25/24	777,000	776,402
Navient Corp., 6.75%, 6/25/25	4,175,000	4,176,574
Navient Corp., 6.75%, 6/15/26	2,575,000	2,592,721
Navient Corp., 5.00%, 3/15/27	300,000	286,689
Navient Corp., 5.50%, 3/15/29	6,825,000	6,237,738
Navient Corp., 9.375%, 7/25/30	1,725,000	1,815,509
Navient Corp., 11.50%, 3/15/31	1,525,000	1,681,338
Navient Corp., Series A, 5.625%, 8/1/33	400,000	319,661
OneMain Finance Corp., 7.125%, 3/15/26	2,800,000	2,847,440
OneMain Finance Corp., 3.50%, 1/15/27	2,000,000	1,875,594
OneMain Finance Corp., 6.625%, 1/15/28	2,290,000	2,300,387
OneMain Finance Corp., 3.875%, 9/15/28	400,000	359,019

OneMain Finance Corp., 9.00%, 1/15/29	2,150,000	2,270,329
OneMain Finance Corp., 5.375%, 11/15/29	750,000	703,969
OneMain Finance Corp., 7.875%, 3/15/30	3,550,000	3,663,071
OneMain Finance Corp., 4.00%, 9/15/30	825,000	708,825
OneMain Finance Corp., 7.50%, 5/15/31	1,925,000	1,949,524
PRA Group, Inc., 7.375%, 9/1/25(1)	425,000	425,951
PRA Group, Inc., 8.375%, 2/1/28(1)	1,500,000	1,496,022
PRA Group, Inc., 8.875%, 1/31/30(1)	600,000	599,491
PROG Holdings, Inc., 6.00%, 11/15/29(1)	900,000	855,694
SLM Corp., 3.125%, 11/2/26	4,150,000	3,870,541
Synchrony Financial, 7.25%, 2/2/33	1,125,000	1,119,328
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)	2,025,000	1,791,967
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(1)	700,000	614,575
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	1,475,000	1,160,629
World Acceptance Corp., 7.00%, 11/1/26(1)	2,100,000	2,003,747
		71,982,589
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)	1,425,000	1,370,095
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.50%, 3/15/26(1)	575,000	583,506
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	2,325,000	2,247,829
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	1,000,000	989,174
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	3,825,000	3,846,367
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	325,000	292,611
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	2,600,000	2,458,926
Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,375,000	2,067,231
Rite Aid Corp., 8.00%, 11/15/26(1)(3)(4)	1,337,000	587,799
United Natural Foods, Inc., 6.75%, 10/15/28(1)	625,000	564,841
		15,008,379
Containers and Packaging — 1.9%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	4,177,586	1,063,237
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(1)	2,000,000	1,967,365
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	800,000	695,281
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	3,000,000	1,871,735
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	570,000	355,630
Ball Corp., 6.875%, 3/15/28	1,775,000	1,823,583
Ball Corp., 6.00%, 6/15/29	3,500,000	3,523,177
Ball Corp., 3.125%, 9/15/31	750,000	635,040
Berry Global, Inc., 4.875%, 7/15/26(1)	850,000	835,366
Berry Global, Inc., 5.625%, 7/15/27(1)	1,775,000	1,747,825
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	225,000	221,378
Crown Americas LLC, 5.25%, 4/1/30	2,025,000	1,960,813
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	700,000	688,599
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	575,000	594,808
Graphic Packaging International LLC, 6.375%, 7/15/32(1)	450,000	449,999
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)	925,000	886,150
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 9/15/28(1)	1,650,000	1,599,457
LABL, Inc., 10.50%, 7/15/27(1)	700,000	685,741
LABL, Inc., 5.875%, 11/1/28(1)	600,000	548,239
LABL, Inc., 9.50%, 11/1/28(1)	250,000	252,282
LABL, Inc., 8.25%, 11/1/29(1)	1,500,000	1,285,750
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/27(1)	500,000	510,621
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/27(1)	425,000	425,796
OI European Group BV, 4.75%, 2/15/30(1)	3,075,000	2,815,073
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	4,131,000	4,126,914
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	1,050,000	1,049,490

Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	375,000	375,904
Sealed Air Corp., 4.00%, 12/1/27(1)	1,614,000	1,519,125
Sealed Air Corp., 5.00%, 4/15/29(1)	1,800,000	1,714,663
Sealed Air Corp., 6.50%, 7/15/32(1)	775,000	771,298
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(1)	375,000	374,459
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	1,125,000	1,159,702
Trident TPI Holdings, Inc., 12.75%, 12/31/28(1)	500,000	546,728
TriMas Corp., 4.125%, 4/15/29(1)	2,050,000	1,879,692
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	800,000	784,690
		41,745,610
Distributors — 0.5%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	600,000	560,964
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	2,400,000	2,327,885
Gates Corp., 6.875%, 7/1/29(1)	475,000	483,878
OPENLANE, Inc., 5.125%, 6/1/25(1)	204,000	201,360
Performance Food Group, Inc., 5.50%, 10/15/27(1)	650,000	636,320
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,975,000	1,799,291
Resideo Funding, Inc., 4.00%, 9/1/29(1)	425,000	375,347
Ritchie Bros Holdings, Inc., 6.75%, 3/15/28(1)	925,000	942,845
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31(1)	1,200,000	1,254,727
Verde Purchaser LLC, 10.50%, 11/30/30(1)	475,000	502,623
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	900,000	940,444
		10,025,684
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,233,000	1,187,471
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,825,000	1,632,454
Graham Holdings Co., 5.75%, 6/1/26(1)	675,000	670,394
Service Corp. International, 3.375%, 8/15/30	130,000	113,290
Service Corp. International, 4.00%, 5/15/31	4,775,000	4,258,277
Sotheby's, 7.375%, 10/15/27(1)	1,000,000	836,286
		8,698,172
Diversified REITs — 1.8%
Brandywine Operating Partnership LP, 8.875%, 4/12/29	400,000	417,084
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 4/1/27(1)	400,000	372,633
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 4/15/25(1)	900,000	899,873
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	450,000	424,758
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	2,150,000	2,237,909
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)	475,000	414,747
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	6,700,000	6,125,715
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26	3,550,000	3,229,072
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	3,450,000	2,852,557
MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	2,000,000	1,453,666
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	725,000	473,252
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.875%, 10/1/28(1)	1,050,000	1,035,673
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 4.875%, 5/15/29(1)	1,750,000	1,642,702
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 7.00%, 2/1/30(1)	1,275,000	1,291,263
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/28(1)	825,000	853,752
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29(1)	1,200,000	1,126,337
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	1,975,000	1,976,762
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	2,675,000	2,545,913
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	3,075,000	2,719,347
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30(1)	800,000	484,992
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28(1)	3,850,000	3,774,356
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	1,775,000	1,453,417
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29(1)	1,375,000	878,303

XHR LP, 6.375%, 8/15/25(1)	1,325,000	1,324,625
XHR LP, 4.875%, 6/1/29(1)	1,075,000	1,008,418
		41,017,126
Diversified Telecommunication Services — 2.3%
Altice France Holding SA, 10.50%, 5/15/27(1)	4,575,000	1,831,280
Altice France Holding SA, 6.00%, 2/15/28(1)	5,550,000	1,810,327
Altice France SA, 8.125%, 2/1/27(1)	3,925,000	2,946,914
Altice France SA, 5.50%, 1/15/28(1)	1,250,000	857,528
Altice France SA, 5.125%, 1/15/29(1)	2,425,000	1,584,874
Altice France SA, 5.125%, 7/15/29(1)	4,525,000	2,982,726
Altice France SA, 5.50%, 10/15/29(1)	3,500,000	2,311,636
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	800,000	645,917
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	2,100,000	2,082,362
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 6/15/27(1)	775,000	767,679
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	1,550,000	1,497,317
Embarq Corp., 8.00%, 6/1/36	1,765,000	231,718
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	1,750,000	1,710,247
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	2,150,000	2,027,707
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	2,750,000	2,525,197
Frontier Communications Holdings LLC, 5.875%, 11/1/29	1,860,398	1,622,675
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	2,850,000	2,483,552
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	2,225,000	2,295,149
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	2,525,000	2,603,759
Hughes Satellite Systems Corp., 6.625%, 8/1/26	1,025,000	477,605
Intelsat Jackson Holdings SA, 6.50%, 3/15/30(1)	525,000	489,758
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	2,275,000	1,187,493
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	3,625,000	1,383,916
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	2,200,000	693,000
Level 3 Financing, Inc., 10.50%, 5/15/30(1)	1,856,000	1,847,489
Lumen Technologies, Inc., 4.125%, 4/15/29(1)	329,375	215,762
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	200,000	62,967
Lumen Technologies, Inc., 4.125%, 4/15/30(1)	329,375	207,539
Telecom Italia Capital SA, 6.375%, 11/15/33(1)	1,562,000	1,529,963
Telecom Italia Capital SA, 6.375%, 11/15/33	263,000	246,243
Telecom Italia Capital SA, 6.00%, 9/30/34(1)	2,609,000	2,472,288
Telecom Italia Capital SA, 6.00%, 9/30/34	168,000	151,749
Telecom Italia Capital SA, 7.20%, 7/18/36(1)	243,000	250,832
Telecom Italia Capital SA, 7.20%, 7/18/36	82,000	78,779
Telesat Canada/Telesat LLC, 5.625%, 12/6/26(1)	2,350,000	1,110,592
Telesat Canada/Telesat LLC, 4.875%, 6/1/27(1)	500,000	221,917
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(1)	800,000	251,321
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28(1)	1,275,000	1,202,453
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	2,025,000	1,622,016
		50,522,246
Electric Utilities — 1.4%
American Electric Power Co., Inc., VRN, 6.95%, 12/15/54	850,000	847,697
American Electric Power Co., Inc., VRN, 7.05%, 12/15/54	1,200,000	1,197,719
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	500,000	447,317
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	57,000	56,644
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	475,000	452,189
NRG Energy, Inc., 6.625%, 1/15/27	196,000	195,752
NRG Energy, Inc., 5.75%, 1/15/28	475,000	471,620
NRG Energy, Inc., 3.375%, 2/15/29(1)	675,000	601,165
NRG Energy, Inc., 5.25%, 6/15/29(1)	1,167,000	1,120,771
NRG Energy, Inc., 3.625%, 2/15/31(1)	910,000	781,095

NRG Energy, Inc., 3.875%, 2/15/32(1)	1,100,000	945,693
NRG Energy, Inc., 7.00%, 3/15/33(1)	1,500,000	1,584,865
PG&E Corp., 5.00%, 7/1/28	2,650,000	2,552,355
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	3,025,000	3,227,763
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	2,180,000	2,151,335
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	2,485,000	2,445,130
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	2,700,000	2,613,701
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	1,650,000	1,537,474
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	3,700,000	3,856,051
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	3,150,000	3,200,201
		30,286,537
Electrical Equipment — 0.2%
EnerSys, 6.625%, 1/15/32(1)	475,000	483,401
Regal Rexnord Corp., 6.05%, 2/15/26	650,000	651,924
Regal Rexnord Corp., 6.05%, 4/15/28	825,000	835,223
Regal Rexnord Corp., 6.30%, 2/15/30	575,000	588,105
Regal Rexnord Corp., 6.40%, 4/15/33	575,000	588,678
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	350,000	356,634
WESCO Distribution, Inc., 6.625%, 3/15/32(1)	525,000	531,182
		4,035,147
Electronic Equipment, Instruments and Components — 1.2%
Coherent Corp., 5.00%, 12/15/29(1)	4,025,000	3,813,344
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	2,000,000	2,076,344
Imola Merger Corp., 4.75%, 5/15/29(1)	9,500,000	8,888,834
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	1,225,000	1,244,856
Likewize Corp., 9.75%, 10/15/25(1)	975,000	984,002
Sensata Technologies BV, 5.00%, 10/1/25(1)	250,000	252,236
Sensata Technologies BV, 4.00%, 4/15/29(1)	4,825,000	4,433,887
Sensata Technologies BV, 5.875%, 9/1/30(1)	1,200,000	1,175,914
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	775,000	676,055
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	400,000	403,137
TTM Technologies, Inc., 4.00%, 3/1/29(1)	2,425,000	2,228,029
Zebra Technologies Corp., 6.50%, 6/1/32(1)	1,325,000	1,340,906
		27,517,544
Energy Equipment and Services — 2.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	875,000	879,217
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	2,700,000	2,676,559
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(1)	480,793	503,931
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30(1)	389,806	408,633
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,900,000	1,866,595
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/1/30(1)	425,000	446,486
Enerflex Ltd., 9.00%, 10/15/27(1)	1,600,000	1,625,714
Global Marine, Inc., 7.00%, 6/1/28	2,418,000	2,239,154
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	2,275,000	2,427,323
Kodiak Gas Services LLC, 7.25%, 2/15/29(1)	1,275,000	1,307,985
Nabors Industries Ltd., 7.25%, 1/15/26(1)	200,000	203,056
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,700,000	1,623,736
Nabors Industries, Inc., 9.125%, 1/31/30(1)	525,000	544,312
Nine Energy Service, Inc., 13.00%, 2/1/28	2,275,000	1,878,553
Noble Finance II LLC, 8.00%, 4/15/30(1)	700,000	729,041
Oceaneering International, Inc., 6.00%, 2/1/28	250,000	247,385
Precision Drilling Corp., 7.125%, 1/15/26(1)	999,000	1,002,655
Precision Drilling Corp., 6.875%, 1/15/29(1)	2,100,000	2,079,441
Seadrill Finance Ltd., 8.375%, 8/1/30(1)	1,900,000	1,987,419
Shelf Drilling Holdings Ltd., 9.625%, 4/15/29(1)	1,550,000	1,483,663

Transocean Aquila Ltd., 8.00%, 9/30/28(1)	725,000	737,172
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	556,875	556,609
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	1,325,000	1,368,840
Transocean, Inc., 8.00%, 2/1/27(1)	3,175,000	3,166,521
Transocean, Inc., 8.25%, 5/15/29(1)	2,025,000	2,031,529
Transocean, Inc., 8.75%, 2/15/30(1)	900,000	945,619
Transocean, Inc., 7.50%, 4/15/31	1,925,000	1,807,462
Transocean, Inc., 8.50%, 5/15/31(1)	700,000	700,860
Transocean, Inc., 6.80%, 3/15/38	3,225,000	2,677,818
Transocean, Inc., 9.35%, 12/15/41	1,325,000	1,218,443
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	1,150,000	1,153,380
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	2,125,000	2,142,920
Valaris Ltd., 8.375%, 4/30/30(1)	1,925,000	1,994,450
Vallourec SACA, 7.50%, 4/15/32(1)	1,200,000	1,244,115
Vantage Drilling International Ltd., 9.50%, 2/15/28(1)	1,250,000	1,276,055
Weatherford International Ltd., 8.625%, 4/30/30(1)	11,175,000	11,589,335
		60,771,986
Entertainment — 0.7%
Allen Media LLC/Allen Media Co.-Issuer, Inc., 10.50%, 2/15/28(1)	900,000	395,456
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	375,000	263,438
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)	2,045,980	1,776,073
Cinemark USA, Inc., 5.25%, 7/15/28(1)	1,175,000	1,124,351
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29(1)	250,000	161,873
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	2,025,000	1,998,678
Live Nation Entertainment, Inc., 6.50%, 5/15/27(1)	1,500,000	1,509,924
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	3,400,000	3,260,873
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	1,425,000	1,327,218
Odeon Finco PLC, 12.75%, 11/1/27(1)	275,000	288,553
Playtika Holding Corp., 4.25%, 3/15/29(1)	2,325,000	2,042,393
ROBLOX Corp., 3.875%, 5/1/30(1)	875,000	778,116
WMG Acquisition Corp., 3.875%, 7/15/30(1)	600,000	536,211
WMG Acquisition Corp., 3.00%, 2/15/31(1)	375,000	323,674
		15,786,831
Financial Services — 1.4%
Block, Inc., 6.50%, 5/15/32(1)	1,550,000	1,572,692
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	3,325,000	3,469,312
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	600,000	580,637
Burford Capital Global Finance LLC, 9.25%, 7/1/31(1)	400,000	421,496
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28(1)	2,550,000	2,354,962
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	2,104,000	2,076,902
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(1)	1,975,000	2,037,825
Kinetik Holdings LP, 5.875%, 6/15/30(1)	1,675,000	1,651,610
MGIC Investment Corp., 5.25%, 8/15/28	880,000	857,245
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,136,137
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	1,000,000	867,035
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	1,300,000	982,947
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	1,975,000	1,064,792
NCR Atleos Corp., 9.50%, 4/1/29(1)	3,400,000	3,677,631
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	1,475,000	1,360,162
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,200,000	2,002,681
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	2,375,000	2,450,888
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	800,000	798,103
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	1,275,000	1,195,063
Radian Group, Inc., 4.50%, 10/1/24	950,000	946,165
		31,504,285

Food Products — 1.5%
B&G Foods, Inc., 8.00%, 9/15/28(1)	1,675,000	1,704,271
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	1,025,000	738,768
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)	850,000	876,483
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	1,100,000	1,078,460
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,750,000	1,721,810
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	1,188,000	1,167,985
HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	425,000	294,860
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 5.50%, 1/15/30	1,000,000	985,386
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	2,075,000	2,129,253
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	3,150,000	2,862,507
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,294,125
Pilgrim's Pride Corp., 6.25%, 7/1/33	975,000	994,405
Post Holdings, Inc., 5.625%, 1/15/28(1)	1,100,000	1,083,891
Post Holdings, Inc., 5.50%, 12/15/29(1)	4,675,000	4,513,889
Post Holdings, Inc., 4.625%, 4/15/30(1)	350,000	321,840
Post Holdings, Inc., 4.50%, 9/15/31(1)	825,000	740,002
Post Holdings, Inc., 6.25%, 2/15/32(1)	1,000,000	1,002,549
Sigma Holdco BV, 7.875%, 5/15/26(1)	1,290,000	1,278,732
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	2,025,000	1,782,506
U.S. Foods, Inc., 6.875%, 9/15/28(1)	1,025,000	1,049,260
U.S. Foods, Inc., 4.75%, 2/15/29(1)	4,398,000	4,175,110
U.S. Foods, Inc., 7.25%, 1/15/32(1)	850,000	883,186
		32,679,278
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 5/20/25	491,000	489,311
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/26	250,000	242,443
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27	2,801,000	2,644,966
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	600,000	616,430
		3,993,150
Ground Transportation — 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	750,000	727,934
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	2,475,000	2,273,533
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,250,000	1,145,059
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	2,425,000	2,418,946
Hertz Corp., 4.625%, 12/1/26(1)	200,000	145,304
Hertz Corp., 5.00%, 12/1/29(1)	925,000	569,066
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,750,000	1,622,849
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(1)	1,950,000	831,535
Uber Technologies, Inc., 8.00%, 11/1/26(1)	2,728,000	2,754,674
Uber Technologies, Inc., 7.50%, 9/15/27(1)	2,525,000	2,576,659
Uber Technologies, Inc., 6.25%, 1/15/28(1)	2,300,000	2,304,773
United Rentals North America, Inc., 4.875%, 1/15/28	1,000,000	970,078
United Rentals North America, Inc., 6.00%, 12/15/29(1)	1,850,000	1,859,822
United Rentals North America, Inc., 5.25%, 1/15/30	4,475,000	4,340,346
United Rentals North America, Inc., 4.00%, 7/15/30	3,100,000	2,807,624
United Rentals North America, Inc., 3.875%, 2/15/31	800,000	714,449
United Rentals North America, Inc., 3.75%, 1/15/32	1,650,000	1,437,120
United Rentals North America, Inc., 6.125%, 3/15/34(1)	1,225,000	1,222,063
XPO, Inc., 6.25%, 6/1/28(1)	1,025,000	1,029,997
XPO, Inc., 7.125%, 6/1/31(1)	675,000	690,266
XPO, Inc., 7.125%, 2/1/32(1)	1,750,000	1,795,246
		34,237,343
Health Care Equipment and Supplies — 1.0%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	4,025,000	3,833,687

Avantor Funding, Inc., 3.875%, 11/1/29(1)	3,475,000	3,162,832
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	2,550,000	2,613,750
Medline Borrower LP, 3.875%, 4/1/29(1)	2,275,000	2,096,787
Medline Borrower LP, 5.25%, 10/1/29(1)	6,652,000	6,353,337
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29(1)	1,150,000	1,164,453
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	1,900,000	1,905,197
		21,130,043
Health Care Providers and Services — 4.2%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,800,000	1,762,557
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,100,000	1,046,612
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	1,100,000	1,045,353
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	125,000	122,663
Catalent Pharma Solutions, Inc., 3.125%, 2/15/29(1)	475,000	455,015
Centene Corp., 4.25%, 12/15/27	2,100,000	2,006,795
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	2,550,000	2,376,886
CHS/Community Health Systems, Inc., 8.00%, 12/15/27(1)	3,542,000	3,515,295
CHS/Community Health Systems, Inc., 6.875%, 4/1/28(1)	768,000	570,793
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,925,000	1,700,539
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	3,960,000	3,032,997
CHS/Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,850,000	1,997,326
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	4,500,000	3,714,354
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	3,003,000	2,363,903
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	5,850,000	6,095,914
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)(2)	1,075,000	1,091,125
DaVita, Inc., 4.625%, 6/1/30(1)	4,300,000	3,889,218
Encompass Health Corp., 4.75%, 2/1/30	1,890,000	1,769,752
HCA, Inc., 7.58%, 9/15/25	600,000	612,247
HCA, Inc., 6.00%, 4/1/54	850,000	840,415
IQVIA, Inc., 5.00%, 10/15/26(1)	375,000	368,255
IQVIA, Inc., 5.00%, 5/15/27(1)	1,125,000	1,098,618
IQVIA, Inc., 6.25%, 2/1/29	375,000	385,709
IQVIA, Inc., 6.50%, 5/15/30(1)	1,575,000	1,600,033
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,375,000	1,209,698
LifePoint Health, Inc., 9.875%, 8/15/30(1)	100,000	106,767
LifePoint Health, Inc., 11.00%, 10/15/30(1)	1,675,000	1,847,555
LifePoint Health, Inc., 10.00%, 6/1/32(1)	1,850,000	1,893,777
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,250,000	882,128
ModivCare, Inc., 5.875%, 11/15/25(1)	450,000	456,611
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	2,928,000	2,758,544
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	1,325,000	1,178,892
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	3,675,000	3,187,771
Owens & Minor, Inc., 4.50%, 3/31/29(1)	2,450,000	2,115,101
Owens & Minor, Inc., 6.625%, 4/1/30(1)	1,350,000	1,228,680
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	2,025,000	2,023,643
Radiology Partners, Inc., 4.28% Cash plus 3.50% PIK, 1/31/29(1)	1,200,798	1,127,249
Select Medical Corp., 6.25%, 8/15/26(1)	1,953,000	1,964,222
Star Parent, Inc., 9.00%, 10/1/30(1)	500,000	525,573
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	1,375,000	1,390,654
Tenet Healthcare Corp., 6.25%, 2/1/27	1,500,000	1,500,306
Tenet Healthcare Corp., 5.125%, 11/1/27	4,450,000	4,358,792
Tenet Healthcare Corp., 4.625%, 6/15/28	504,000	479,744
Tenet Healthcare Corp., 6.125%, 10/1/28	6,200,000	6,173,678
Tenet Healthcare Corp., 4.25%, 6/1/29	2,650,000	2,470,009
Tenet Healthcare Corp., 4.375%, 1/15/30	425,000	394,292
Tenet Healthcare Corp., 6.125%, 6/15/30	3,800,000	3,779,091

Tenet Healthcare Corp., 6.75%, 5/15/31	4,200,000	4,266,517
Tenet Healthcare Corp., 6.875%, 11/15/31	350,000	369,677
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	1,675,000	1,651,615
		92,802,960
Health Care REITs — 0.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	1,133,000	1,132,648
Diversified Healthcare Trust, 0.00%, 1/15/26(1)(5)	300,000	262,075
Diversified Healthcare Trust, 4.375%, 3/1/31	275,000	200,623
		1,595,346
Health Care Technology — 0.3%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	7,107,000	6,549,663
Hotel & Resort REITs — 0.3%
Service Properties Trust, 5.25%, 2/15/26	1,725,000	1,671,697
Service Properties Trust, 4.75%, 10/1/26	1,850,000	1,735,024
Service Properties Trust, 4.95%, 2/15/27	475,000	432,048
Service Properties Trust, 5.50%, 12/15/27	550,000	511,425
Service Properties Trust, 4.95%, 10/1/29	1,900,000	1,443,304
Service Properties Trust, 4.375%, 2/15/30	600,000	424,408
		6,217,906
Hotels, Restaurants and Leisure — 9.9%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	1,375,000	1,297,998
1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/29(1)	1,250,000	1,255,450
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	7,775,000	6,849,309
Affinity Interactive, 6.875%, 12/15/27(1)	1,850,000	1,634,346
Aramark Services, Inc., 5.00%, 4/1/25(1)	820,000	815,108
Boyd Gaming Corp., 4.75%, 12/1/27	800,000	771,477
Boyd Gaming Corp., 4.75%, 6/15/31(1)	3,600,000	3,265,201
Boyne USA, Inc., 4.75%, 5/15/29(1)	1,100,000	1,027,108
Brinker International, Inc., 8.25%, 7/15/30(1)	325,000	341,519
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	1,000,000	1,021,012
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	5,650,000	5,183,822
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	475,000	477,641
Carnival Corp., 7.625%, 3/1/26(1)	5,725,000	5,785,628
Carnival Corp., 5.75%, 3/1/27(1)	12,325,000	12,183,853
Carnival Corp., 6.65%, 1/15/28	1,375,000	1,387,030
Carnival Corp., 6.00%, 5/1/29(1)	8,275,000	8,179,381
Carnival Corp., 7.00%, 8/15/29(1)	725,000	751,983
Carnival Corp., 10.50%, 6/1/30(1)	5,150,000	5,598,153
Carnival PLC, 7.875%, 6/1/27	2,200,000	2,314,286
CEC Entertainment LLC, 6.75%, 5/1/26(1)	275,000	272,991
Cedar Fair LP, 5.25%, 7/15/29	1,300,000	1,248,178
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.375%, 4/15/27	225,000	223,180
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/1/28	2,000,000	2,012,030
Churchill Downs, Inc., 5.50%, 4/1/27(1)	2,025,000	1,993,673
Churchill Downs, Inc., 4.75%, 1/15/28(1)	675,000	645,144
Churchill Downs, Inc., 5.75%, 4/1/30(1)	2,460,000	2,391,366
Empire Resorts, Inc., 7.75%, 11/1/26(1)	1,400,000	1,312,990
Everi Holdings, Inc., 5.00%, 7/15/29(1)	925,000	910,562
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	300,000	273,432
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	2,550,000	2,241,314
Full House Resorts, Inc., 8.25%, 2/15/28(1)	2,400,000	2,307,342
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)	2,850,000	2,082,693
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	2,150,000	2,140,717
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	600,000	550,743
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	75,000	72,030

Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	4,775,000	4,278,620
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	5,650,000	4,894,154
Hilton Domestic Operating Co., Inc., 6.125%, 4/1/32(1)	200,000	201,095
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 6/1/29(1)	3,400,000	3,172,894
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/1/31(1)	2,950,000	2,613,553
International Game Technology PLC, 4.125%, 4/15/26(1)	1,850,000	1,802,279
International Game Technology PLC, 5.25%, 1/15/29(1)	1,025,000	992,431
IRB Holding Corp., 7.00%, 6/15/25(1)	1,400,000	1,401,509
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	3,075,000	2,854,230
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27(1)	775,000	756,159
Life Time, Inc., 5.75%, 1/15/26(1)	5,975,000	5,952,735
Life Time, Inc., 8.00%, 4/15/26(1)	7,000,000	7,086,786
Light & Wonder International, Inc., 7.00%, 5/15/28(1)	3,825,000	3,847,174
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	825,000	843,220
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	500,000	494,124
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	400,000	359,208
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	1,800,000	1,787,688
Merlin Entertainments Group U.S. Holdings, Inc., 7.375%, 2/15/31(1)	550,000	560,796
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	625,000	616,422
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	900,000	891,185
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	1,975,000	1,882,939
MGM Resorts International, 5.75%, 6/15/25	825,000	822,826
MGM Resorts International, 5.50%, 4/15/27	1,064,000	1,050,491
MGM Resorts International, 4.75%, 10/15/28	850,000	809,783
MGM Resorts International, 6.50%, 4/15/32	1,725,000	1,718,160
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	1,450,000	1,351,831
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24(1)	1,035,000	1,038,917
Mohegan Tribal Gaming Authority, 8.00%, 2/1/26(1)	1,800,000	1,708,245
Motion Bondco DAC, 6.625%, 11/15/27(1)	1,575,000	1,527,459
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	380,000	381,586
NCL Corp. Ltd., 5.875%, 3/15/26(1)	6,750,000	6,677,998
NCL Corp. Ltd., 5.875%, 2/15/27(1)	1,050,000	1,037,086
NCL Corp. Ltd., 8.375%, 2/1/28(1)	800,000	836,601
NCL Corp. Ltd., 8.125%, 1/15/29(1)	575,000	602,898
NCL Corp. Ltd., 7.75%, 2/15/29(1)	1,400,000	1,456,526
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,825,000	1,803,673
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	4,075,000	3,498,043
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	2,385,000	1,717,056
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,975,000	1,344,624
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	1,025,000	1,108,319
Royal Caribbean Cruises Ltd., 4.25%, 7/1/26(1)	1,450,000	1,404,321
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	1,750,000	1,731,684
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	5,375,000	5,296,105
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	1,500,000	1,581,889
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	3,150,000	3,111,960
Royal Caribbean Cruises Ltd., 8.25%, 1/15/29(1)	650,000	686,760
Royal Caribbean Cruises Ltd., 9.25%, 1/15/29(1)	1,900,000	2,029,721
Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(1)	1,075,000	1,084,703
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.625%, 3/1/30(1)	650,000	634,066
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	2,050,000	1,938,426
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	3,575,000	3,606,946
Station Casinos LLC, 4.50%, 2/15/28(1)	400,000	376,754
Station Casinos LLC, 4.625%, 12/1/31(1)	725,000	646,728
Studio City Finance Ltd., 6.00%, 7/15/25(1)	647,000	645,873
Studio City Finance Ltd., 6.50%, 1/15/28(1)	800,000	760,685

Studio City Finance Ltd., 5.00%, 1/15/29(1)	1,275,000	1,123,255
TKC Holdings, Inc., 10.50%, 5/15/29(1)	1,550,000	1,530,452
Travel & Leisure Co., 6.625%, 7/31/26(1)	2,450,000	2,470,043
Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	546,567
Viking Cruises Ltd., 6.25%, 5/15/25(1)	1,800,000	1,799,819
Viking Cruises Ltd., 5.875%, 9/15/27(1)	4,300,000	4,258,201
Viking Cruises Ltd., 7.00%, 2/15/29(1)	2,750,000	2,766,728
Viking Cruises Ltd., 9.125%, 7/15/31(1)	2,500,000	2,709,687
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	1,375,000	1,346,024
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,600,000	1,552,017
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,025,000	1,976,553
Wynn Macau Ltd., 5.50%, 1/15/26(1)	1,200,000	1,175,657
Wynn Macau Ltd., 5.625%, 8/26/28(1)	1,200,000	1,126,194
Wynn Macau Ltd., 5.125%, 12/15/29(1)	3,150,000	2,855,478
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	3,428,000	3,262,389
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31(1)	1,400,000	1,452,645
Yum! Brands, Inc., 5.375%, 4/1/32	3,700,000	3,559,884
		219,648,227
Household Durables — 2.2%
Adams Homes, Inc., 9.25%, 10/15/28(1)	4,250,000	4,363,836
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.625%, 1/15/28(1)	1,525,000	1,524,370
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	631,428
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,700,000	1,521,381
Beazer Homes USA, Inc., 5.875%, 10/15/27	425,000	420,044
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,500,000	2,505,980
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	600,000	599,498
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	1,900,000	1,737,549
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/30(1)	400,000	358,225
Century Communities, Inc., 6.75%, 6/1/27	875,000	880,572
Century Communities, Inc., 3.875%, 8/15/29(1)	1,375,000	1,227,595
Dream Finders Homes, Inc., 8.25%, 8/15/28(1)	1,525,000	1,563,142
Empire Communities Corp., 9.75%, 5/1/29(1)	1,550,000	1,579,062
Installed Building Products, Inc., 5.75%, 2/1/28(1)	1,450,000	1,419,638
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	11,960
KB Home, 6.875%, 6/15/27	825,000	845,730
KB Home, 7.25%, 7/15/30	800,000	825,172
KB Home, 4.00%, 6/15/31	1,775,000	1,570,146
LGI Homes, Inc., 8.75%, 12/15/28(1)	1,700,000	1,771,790
LGI Homes, Inc., 4.00%, 7/15/29(1)	925,000	804,405
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,400,000	1,295,377
Meritage Homes Corp., 5.125%, 6/6/27	225,000	221,951
Meritage Homes Corp., 3.875%, 4/15/29(1)	600,000	552,909
Newell Brands, Inc., 5.70%, 4/1/26	3,475,000	3,435,327
Newell Brands, Inc., 6.375%, 9/15/27	800,000	791,417
Newell Brands, Inc., 6.625%, 9/15/29	1,350,000	1,326,243
Newell Brands, Inc., 6.875%, 4/1/36	3,300,000	2,957,797
Newell Brands, Inc., 7.00%, 4/1/46	925,000	749,592
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/28	1,400,000	1,324,861
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 4/1/29	2,275,000	2,124,141
STL Holding Co. LLC, 8.75%, 2/15/29(1)	1,200,000	1,253,250
SWF Escrow Issuer Corp., 6.50%, 10/1/29(1)	1,000,000	539,317
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)	515,000	513,146
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	1,225,000	1,215,721
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	275,000	248,335
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	1,075,000	902,032

TopBuild Corp., 4.125%, 2/15/32(1)	1,075,000	947,682
Tri Pointe Homes, Inc., 5.25%, 6/1/27	700,000	683,610
Tri Pointe Homes, Inc., 5.70%, 6/15/28	600,000	589,521
		47,833,752
Household Products — 0.2%
Central Garden & Pet Co., 5.125%, 2/1/28	63,000	61,390
Central Garden & Pet Co., 4.125%, 10/15/30	475,000	423,832
Central Garden & Pet Co., 4.125%, 4/30/31(1)	1,300,000	1,147,747
Energizer Holdings, Inc., 6.50%, 12/31/27(1)	725,000	724,820
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)(2)	125,000	125,281
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(1)	900,000	931,345
		3,414,415
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp., VRN, 7.60%, 1/15/55	1,615,000	1,635,825
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	200,000	195,889
Calpine Corp., 4.50%, 2/15/28(1)	2,350,000	2,234,655
Calpine Corp., 5.125%, 3/15/28(1)	2,275,000	2,189,684
Calpine Corp., 4.625%, 2/1/29(1)	1,525,000	1,416,209
Calpine Corp., 5.00%, 2/1/31(1)	1,950,000	1,821,158
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	2,000,000	1,912,479
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	850,000	724,055
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	800,000	764,927
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,575,000	1,437,048
TransAlta Corp., 7.75%, 11/15/29	800,000	835,402
		15,167,331
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 4.625%, 5/15/30(1)	525,000	482,357
Benteler International AG, 10.50%, 5/15/28(1)	1,000,000	1,074,891
Stena International SA, 7.25%, 1/15/31(1)	750,000	767,382
Stena International SA, 7.625%, 2/15/31(1)	600,000	614,739
		2,939,369
Insurance — 0.9%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	2,000,000	2,011,414
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	2,950,000	2,682,408
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29(1)	2,100,000	2,123,467
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30(1)	2,350,000	2,353,437
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	700,000	691,085
AmWINS Group, Inc., 6.375%, 2/15/29(1)	675,000	677,263
AssuredPartners, Inc., 5.625%, 1/15/29(1)	1,625,000	1,521,437
AssuredPartners, Inc., 7.50%, 2/15/32(1)	750,000	753,583
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/31(1)	1,675,000	1,695,776
Genworth Holdings, Inc., VRN, 7.59%, (3-month LIBOR plus 2.00%), 11/15/66	450,000	370,420
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 2/15/31(1)	600,000	595,980
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.125%, 2/15/32(1)	400,000	397,728
HUB International Ltd., 5.625%, 12/1/29(1)	625,000	591,656
HUB International Ltd., 7.25%, 6/15/30(1)	1,250,000	1,282,320
MBIA Insurance Corp., VRN, 16.85%, 1/15/33(1)(3)(4)	125,000	6,562
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	1,675,000	1,695,442
Ryan Specialty LLC, 4.375%, 2/1/30(1)	625,000	579,632
USI, Inc., 7.50%, 1/15/32(1)	450,000	457,602
		20,487,212
Interactive Media and Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	875,000	782,285
Ziff Davis, Inc., 4.625%, 10/15/30(1)	843,000	763,033
		1,545,318

IT Services — 0.3%
ASGN, Inc., 4.625%, 5/15/28(1)	2,875,000	2,717,862
CDW LLC/CDW Finance Corp., 3.25%, 2/15/29	725,000	655,600
Exela Intermediate LLC/Exela Finance, Inc., 11.50% PIK, 4/15/26(1)	2,385,553	365,451
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(1)	250,000	256,450
Newfold Digital Holdings Group, Inc., 6.00%, 2/15/29(1)	1,175,000	849,256
Twilio, Inc., 3.875%, 3/15/31	1,450,000	1,276,754
Vericast Corp., 11.00%, 9/15/26(1)	933,750	1,001,447
		7,122,820
Leisure Products — 0.2%
Acushnet Co., 7.375%, 10/15/28(1)	675,000	700,046
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,425,000	2,285,447
Mattel, Inc., 3.375%, 4/1/26(1)	500,000	481,008
Mattel, Inc., 5.875%, 12/15/27(1)	425,000	426,332
Mattel, Inc., 6.20%, 10/1/40	200,000	197,368
Mattel, Inc., 5.45%, 11/1/41	875,000	786,728
		4,876,929
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	750,000	709,352
Charles River Laboratories International, Inc., 3.75%, 3/15/29(1)	500,000	456,865
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	500,000	446,532
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	875,000	870,482
		2,483,231
Machinery — 1.0%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	625,000	604,484
Allison Transmission, Inc., 3.75%, 1/30/31(1)	950,000	833,765
ATS Corp., 4.125%, 12/15/28(1)	275,000	251,080
Chart Industries, Inc., 7.50%, 1/1/30(1)	1,825,000	1,888,174
Chart Industries, Inc., 9.50%, 1/1/31(1)	2,850,000	3,091,261
Esab Corp., 6.25%, 4/15/29(1)	1,450,000	1,460,508
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 2/15/29(1)	1,350,000	1,399,632
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	1,250,000	1,296,551
OT Merger Corp., 7.875%, 10/15/29(1)	650,000	296,377
Terex Corp., 5.00%, 5/15/29(1)	2,600,000	2,469,232
TK Elevator Holdco GmbH, 7.625%, 7/15/28(1)	238,000	236,433
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	1,150,000	1,116,065
Trinity Industries, Inc., 7.75%, 7/15/28(1)	2,550,000	2,641,365
Vertiv Group Corp., 4.125%, 11/15/28(1)	425,000	397,257
Wabash National Corp., 4.50%, 10/15/28(1)	525,000	473,063
Werner FinCo LP/Werner FinCo, Inc., 11.50%, 6/15/28(1)	600,000	652,317
Werner FinCo LP/Werner FinCo, Inc., 14.50% Cash or 8.75% Cash plus 5.75% PIK, 10/15/28(1)	2,328,453	2,320,151
		21,427,715
Media — 7.3%
Altice Financing SA, 9.625%, 7/15/27(1)	2,400,000	2,201,795
Altice Financing SA, 5.00%, 1/15/28(1)	3,500,000	2,665,720
AMC Networks, Inc., 10.25%, 1/15/29(1)	325,000	320,494
AMC Networks, Inc., 4.25%, 2/15/29	3,075,000	2,077,881
Audacy Capital Corp., 6.75%, 3/31/29(1)(3)(4)	625,000	22,656
Cable One, Inc., 4.00%, 11/15/30(1)	425,000	317,551
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	2,445,000	2,349,537
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	575,000	538,043
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	300,000	273,207
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	5,225,000	4,970,279
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	3,500,000	3,033,683
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	575,000	487,219

CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	3,375,000	2,758,087
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	2,025,000	1,997,926
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	11,700,000	9,590,437
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	5,825,000	4,695,512
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	7,200,000	5,672,799
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	4,125,000	3,134,495
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45	750,000	685,714
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375%, 5/1/47	3,250,000	2,598,907
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	775,000	569,089
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	4,225,000	4,038,867
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,200,000	1,927,517
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,200,000	1,003,950
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,675,000	1,687,313
CSC Holdings LLC, 5.50%, 4/15/27(1)	1,450,000	1,177,552
CSC Holdings LLC, 5.375%, 2/1/28(1)	300,000	228,260
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,000,000	531,821
CSC Holdings LLC, 11.75%, 1/31/29(1)	4,025,000	3,435,253
CSC Holdings LLC, 6.50%, 2/1/29(1)	2,275,000	1,662,495
CSC Holdings LLC, 5.75%, 1/15/30(1)	3,404,000	1,287,657
CSC Holdings LLC, 4.125%, 12/1/30(1)	500,000	323,665
CSC Holdings LLC, 4.625%, 12/1/30(1)	1,465,000	534,933
CSC Holdings LLC, 4.50%, 11/15/31(1)	4,775,000	3,085,155
CSC Holdings LLC, 5.00%, 11/15/31(1)	3,575,000	1,298,922
Directv Financing LLC, 8.875%, 2/1/30(1)	25,000	24,488
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, 8/15/27(1)	5,200,000	4,895,391
DISH DBS Corp., 7.75%, 7/1/26	1,375,000	854,935
DISH DBS Corp., 5.25%, 12/1/26(1)	3,525,000	2,787,102
DISH DBS Corp., 7.375%, 7/1/28	1,225,000	522,328
DISH DBS Corp., 5.75%, 12/1/28(1)	2,200,000	1,529,414
DISH DBS Corp., 5.125%, 6/1/29	2,400,000	952,993
DISH Network Corp., 11.75%, 11/15/27(1)	4,775,000	4,686,398
GCI LLC, 4.75%, 10/15/28(1)	1,200,000	1,096,426
Gray Television, Inc., 4.75%, 10/15/30(1)	2,460,000	1,478,438
Gray Television, Inc., 5.375%, 11/15/31(1)	2,275,000	1,291,508
iHeartCommunications, Inc., 6.375%, 5/1/26	709,277	551,805
iHeartCommunications, Inc., 8.375%, 5/1/27	2,025,000	751,264
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	2,600,000	1,383,047
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	999,000	507,055
Lamar Media Corp., 3.75%, 2/15/28	950,000	889,363
Lamar Media Corp., 4.00%, 2/15/30	725,000	658,065
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	550,000	515,691
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	200,000	166,294
Liberty Interactive LLC, 8.25%, 2/1/30	400,000	187,905
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,575,000	1,532,880
Midcontinent Communications/Midcontinent Finance Corp., 5.375%, 8/15/27(1)	1,875,000	1,801,922
News Corp., 3.875%, 5/15/29(1)	3,400,000	3,132,688
News Corp., 5.125%, 2/15/32(1)	5,400,000	5,125,854
Nexstar Media, Inc., 4.75%, 11/1/28(1)	1,075,000	956,747
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	4,425,000	4,286,359
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	2,650,000	2,419,131
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	1,550,000	1,397,995
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	200,000	139,526
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	277,842
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	775,000	469,065
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	1,625,000	1,439,718

Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	775,000	472,060
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	1,000,000	670,935
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	2,150,000	2,024,735
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,525,000	2,419,458
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	2,200,000	1,989,346
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	2,075,000	1,950,745
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	4,800,000	3,921,933
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	4,350,000	3,953,324
Sunrise HoldCo IV BV, 5.50%, 1/15/28(1)	1,000,000	968,304
TEGNA, Inc., 4.625%, 3/15/28	1,300,000	1,176,245
TEGNA, Inc., 5.00%, 9/15/29	925,000	817,717
Univision Communications, Inc., 6.625%, 6/1/27(1)	2,475,000	2,371,833
Univision Communications, Inc., 8.00%, 8/15/28(1)	1,250,000	1,220,166
Univision Communications, Inc., 4.50%, 5/1/29(1)	4,750,000	3,997,055
Univision Communications, Inc., 7.375%, 6/30/30(1)	2,225,000	2,071,405
Univision Communications, Inc., 8.50%, 7/31/31(1)	50,000	48,607
Videotron Ltd., 5.125%, 4/15/27(1)	1,150,000	1,133,083
Videotron Ltd., 3.625%, 6/15/29(1)	600,000	548,301
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	3,300,000	2,725,770
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	200,000	182,991
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	400,000	339,534
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,300,000	1,157,898
VZ Secured Financing BV, 5.00%, 1/15/32(1)	950,000	811,101
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	2,700,000	2,650,726
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	400,000	340,482
		161,857,782
Metals and Mining — 2.9%
Alcoa Nederland Holding BV, 5.50%, 12/15/27(1)	500,000	492,816
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	4,750,000	4,733,977
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	278,000	258,131
Alcoa Nederland Holding BV, 7.125%, 3/15/31(1)	2,550,000	2,623,278
ArcelorMittal SA, 7.00%, 10/15/39	575,000	618,336
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	2,300,000	2,416,486
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	750,000	840,204
ATI, Inc., 5.875%, 12/1/27	1,300,000	1,284,302
ATI, Inc., 4.875%, 10/1/29	825,000	772,251
ATI, Inc., 7.25%, 8/15/30	850,000	878,621
ATI, Inc., 5.125%, 10/1/31	1,550,000	1,434,465
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	1,325,000	1,194,703
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,920,000	1,926,501
Carpenter Technology Corp., 6.375%, 7/15/28	2,294,000	2,301,983
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	2,940,000	2,922,070
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	1,450,000	1,436,419
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,300,000	1,152,421
Coeur Mining, Inc., 5.125%, 2/15/29(1)	1,275,000	1,196,394
Commercial Metals Co., 4.125%, 1/15/30	775,000	709,537
Commercial Metals Co., 4.375%, 3/15/32	775,000	701,843
Constellium SE, 5.625%, 6/15/28(1)	550,000	538,818
Constellium SE, 3.75%, 4/15/29(1)	2,050,000	1,861,465
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)	1,200,000	1,255,350
First Quantum Minerals Ltd., 8.625%, 6/1/31(1)	200,000	199,914
FMG Resources August 2006 Pty. Ltd., 5.875%, 4/15/30(1)	2,800,000	2,738,342
FMG Resources August 2006 Pty. Ltd., 4.375%, 4/1/31(1)	3,600,000	3,222,121
FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32(1)	2,950,000	2,919,083
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,925,000	1,829,817

Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	950,000	930,184
IAMGOLD Corp., 5.75%, 10/15/28(1)	1,150,000	1,087,697
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(1)	900,000	931,590
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	1,916,000	1,794,964
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	775,000	687,160
Mineral Resources Ltd., 8.125%, 5/1/27(1)	1,975,000	1,992,226
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	896,150
Mineral Resources Ltd., 9.25%, 10/1/28(1)	1,025,000	1,077,052
Mineral Resources Ltd., 8.50%, 5/1/30(1)	1,892,000	1,960,833
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/1/22(1)(4)(6)	475,000	575
Novelis Corp., 3.25%, 11/15/26(1)	475,000	447,445
Novelis Corp., 4.75%, 1/30/30(1)	1,850,000	1,718,049
Novelis Corp., 3.875%, 8/15/31(1)	1,150,000	996,720
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,950,000	1,879,067
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	1,275,000	1,174,897
Taseko Mines Ltd., 8.25%, 5/1/30(1)	1,075,000	1,101,089
TMS International Corp., 6.25%, 4/15/29(1)	850,000	780,997
		63,916,343
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	2,775,000	2,504,018
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	850,000	805,916
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	900,000	832,078
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)(2)	950,000	958,968
Rithm Capital Corp., 8.00%, 4/1/29(1)	1,475,000	1,433,122
		6,534,102
Oil, Gas and Consumable Fuels — 11.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,300,000	1,315,258
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	2,425,000	2,406,928
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	727,535
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/1/32(1)	1,425,000	1,438,727
Antero Resources Corp., 7.625%, 2/1/29(1)	681,000	701,700
Antero Resources Corp., 5.375%, 3/1/30(1)	100,000	96,838
Apache Corp., 4.25%, 1/15/30	120,000	112,047
Apache Corp., 5.10%, 9/1/40	900,000	768,659
Apache Corp., 4.75%, 4/15/43	500,000	400,396
Apache Corp., 7.375%, 8/15/47	600,000	624,428
Apache Corp., 5.35%, 7/1/49	1,925,000	1,613,097
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/1/27(1)	2,150,000	2,665,129
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(1)	225,000	230,726
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	280,000	273,844
Athabasca Oil Corp., 9.75%, 11/1/26(1)	1,513,000	1,592,398
Baytex Energy Corp., 8.50%, 4/30/30(1)	2,975,000	3,113,769
Baytex Energy Corp., 7.375%, 3/15/32(1)	600,000	610,175
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	675,000	687,835
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	400,000	411,519
Buckeye Partners LP, 6.875%, 7/1/29(1)	2,025,000	2,033,890
California Resources Corp., 8.25%, 6/15/29(1)	1,200,000	1,225,765
Chesapeake Energy Corp., 5.50%, 2/1/26(1)	1,204,000	1,194,022
Chesapeake Energy Corp., 5.875%, 2/1/29(1)	1,450,000	1,436,375
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	2,700,000	2,707,511
Chord Energy Corp., 6.375%, 6/1/26(1)	1,025,000	1,025,580
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	1,975,000	1,976,310
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	2,050,000	2,040,371
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	3,650,000	3,765,277
Civitas Resources, Inc., 5.00%, 10/15/26(1)	2,450,000	2,387,349

Civitas Resources, Inc., 8.375%, 7/1/28(1)	1,600,000	1,678,526
Civitas Resources, Inc., 8.625%, 11/1/30(1)	700,000	751,121
CNX Midstream Partners LP, 4.75%, 4/15/30(1)	700,000	631,385
CNX Resources Corp., 6.00%, 1/15/29(1)	1,300,000	1,273,185
CNX Resources Corp., 7.375%, 1/15/31(1)	1,350,000	1,381,976
CNX Resources Corp., 7.25%, 3/1/32(1)	500,000	510,342
Comstock Resources, Inc., 6.75%, 3/1/29(1)	2,400,000	2,327,722
Comstock Resources, Inc., 5.875%, 1/15/30(1)	2,075,000	1,932,271
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	5,600,000	5,312,389
Crescent Energy Finance LLC, 9.25%, 2/15/28(1)	1,650,000	1,744,946
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	425,000	433,452
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/25(1)	800,000	798,628
CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/1/29(1)	1,530,000	1,518,623
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,875,000	1,853,159
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	3,925,000	4,042,334
DT Midstream, Inc., 4.125%, 6/15/29(1)	575,000	531,674
DT Midstream, Inc., 4.375%, 6/15/31(1)	1,125,000	1,025,425
Enbridge, Inc., VRN, 7.20%, 6/27/54	225,000	226,917
Enbridge, Inc., VRN, 7.375%, 3/15/55	100,000	100,450
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	225,000	234,790
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28(1)	1,150,000	1,161,524
Energean Israel Finance Ltd., 5.375%, 3/30/28	425,000	377,533
Energean Israel Finance Ltd., 5.875%, 3/30/31	700,000	593,785
Energy Transfer LP, VRN, 8.00%, 5/15/54	325,000	340,150
Energy Transfer LP, VRN, 7.125%, 10/1/54	1,475,000	1,456,135
EnLink Midstream LLC, 5.375%, 6/1/29	1,725,000	1,685,677
EnLink Midstream LLC, 6.50%, 9/1/30(1)	2,175,000	2,227,594
EnLink Midstream Partners LP, 4.85%, 7/15/26	2,700,000	2,651,651
EnLink Midstream Partners LP, 5.60%, 4/1/44	1,800,000	1,597,889
EnLink Midstream Partners LP, 5.05%, 4/1/45	1,500,000	1,234,042
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,625,000	1,411,036
EQM Midstream Partners LP, 4.00%, 8/1/24	400,000	399,039
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	1,100,000	1,100,949
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	1,450,000	1,481,836
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	750,000	758,592
EQM Midstream Partners LP, 5.50%, 7/15/28	1,626,000	1,602,291
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	2,925,000	2,762,548
EQM Midstream Partners LP, 6.375%, 4/1/29(1)	1,075,000	1,086,542
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	2,725,000	2,909,788
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	1,875,000	1,754,381
EQM Midstream Partners LP, 6.50%, 7/15/48	2,461,000	2,486,375
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	900,000	921,001
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	600,000	606,859
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	1,125,000	1,184,424
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	1,700,000	1,717,393
Gulfport Energy Corp., 8.00%, 5/17/26(1)	2,494,641	2,524,990
Gulfport Energy Corp., 8.00%, 5/17/26	2,921	2,957
Harbour Energy PLC, 5.50%, 10/15/26(1)	225,000	220,763
Harvest Midstream I LP, 7.50%, 9/1/28(1)	2,775,000	2,821,756
Harvest Midstream I LP, 7.50%, 5/15/32(1)	1,400,000	1,422,933
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,645,000	1,593,915
Hess Midstream Operations LP, 6.50%, 6/1/29(1)	825,000	836,870
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	1,400,000	1,353,730
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	675,000	667,170
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30(1)	1,450,000	1,401,604

Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	2,150,000	2,060,097
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32(1)	950,000	914,312
Hilcorp Energy I LP/Hilcorp Finance Co., 8.375%, 11/1/33(1)	1,800,000	1,919,686
Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34(1)	700,000	692,868
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(1)	2,600,000	2,635,519
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,675,000	1,518,858
Leviathan Bond Ltd., 6.125%, 6/30/25	1,100,000	1,067,869
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	2,009,000	1,991,111
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	2,625,000	2,841,326
Matador Resources Co., 6.875%, 4/15/28(1)	1,675,000	1,702,214
Matador Resources Co., 6.50%, 4/15/32(1)	450,000	450,369
MEG Energy Corp., 5.875%, 2/1/29(1)	1,815,000	1,767,024
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	3,000,000	3,008,157
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	1,300,000	1,334,129
Murphy Oil Corp., 6.375%, 7/15/28	2,375,000	2,395,197
Murray Energy Corp., 12.00%, 4/15/24(1)(4)(6)	5,425,447	54
New Fortress Energy, Inc., 6.75%, 9/15/25(1)	1,544,000	1,500,019
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,650,000	3,360,911
New Fortress Energy, Inc., 8.75%, 3/15/29(1)	500,000	456,851
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	3,010,000	3,069,225
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	2,550,000	2,591,284
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	5,925,000	5,996,307
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	1,775,000	1,864,698
Northriver Midstream Finance LP, 6.75%, 7/15/32(1)(2)	1,825,000	1,829,334
NuStar Logistics LP, 6.00%, 6/1/26	275,000	274,752
NuStar Logistics LP, 5.625%, 4/28/27	1,300,000	1,289,877
NuStar Logistics LP, 6.375%, 10/1/30	1,850,000	1,882,351
Ovintiv, Inc., 8.125%, 9/15/30	500,000	565,187
Parkland Corp., 5.875%, 7/15/27(1)	1,000,000	987,729
Parkland Corp., 4.50%, 10/1/29(1)	4,975,000	4,557,799
Parkland Corp., 4.625%, 5/1/30(1)	1,625,000	1,483,290
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	3,600,000	3,513,167
PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30(1)	2,100,000	2,151,557
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	4,141,000	4,101,633
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	2,883,000	2,950,448
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	1,750,000	1,724,298
Permian Resources Operating LLC, 7.00%, 1/15/32(1)	1,800,000	1,850,330
Prairie Acquiror LP, 9.00%, 8/1/29(1)	1,275,000	1,315,254
Range Resources Corp., 8.25%, 1/15/29	2,195,000	2,276,402
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	375,000	351,269
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	885,000	864,815
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	659,534
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	1,120,000	1,035,005
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	250,000	256,930
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,600,000	1,530,597
Saturn Oil & Gas, Inc., 9.625%, 6/15/29(1)	900,000	909,120
SM Energy Co., 5.625%, 6/1/25	1,400,000	1,394,939
SM Energy Co., 6.75%, 9/15/26	225,000	225,255
Southwestern Energy Co., 5.70%, 1/23/25	508,000	507,580
Southwestern Energy Co., 8.375%, 9/15/28	1,775,000	1,836,559
Southwestern Energy Co., 5.375%, 2/1/29	725,000	705,177
Southwestern Energy Co., 5.375%, 3/15/30	300,000	290,011
Southwestern Energy Co., 4.75%, 2/1/32	125,000	115,069
Sunoco LP, 7.00%, 5/1/29(1)	425,000	435,877
Sunoco LP, 7.25%, 5/1/32(1)	725,000	750,447

Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	1,775,000	1,773,799
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	1,125,000	1,153,926
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,600,000	2,406,702
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, 2/15/29(1)	1,400,000	1,407,899
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	1,425,000	1,328,563
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,550,000	1,449,773
Talos Production, Inc., 9.00%, 2/1/29(1)	1,425,000	1,496,733
Talos Production, Inc., 9.375%, 2/1/31(1)	1,200,000	1,267,776
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,600,000	1,572,403
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	1,450,000	1,472,505
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,700,000	1,526,635
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	1,350,000	1,151,559
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	5,650,000	5,825,190
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	3,125,000	3,424,129
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	3,450,000	3,581,017
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	4,525,000	4,927,951
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,425,000	1,402,268
Viper Energy, Inc., 5.375%, 11/1/27(1)	1,675,000	1,646,287
Vital Energy, Inc., 7.75%, 7/31/29(1)	2,725,000	2,748,836
Vital Energy, Inc., 9.75%, 10/15/30	475,000	519,075
Vital Energy, Inc., 7.875%, 4/15/32(1)	1,275,000	1,297,083
Western Midstream Operating LP, 4.50%, 3/1/28	150,000	144,803
Western Midstream Operating LP, 5.45%, 4/1/44	300,000	270,580
Western Midstream Operating LP, 5.30%, 3/1/48	1,235,000	1,067,309
Western Midstream Operating LP, 5.50%, 8/15/48	675,000	587,239
		251,458,212
Paper and Forest Products — 0.1%
Ahlstrom Holding 3 OY, 4.875%, 2/4/28(1)	200,000	187,363
Domtar Corp., 6.75%, 10/1/28(1)	1,388,000	1,239,284
Mercer International, Inc., 5.125%, 2/1/29	1,050,000	925,156
		2,351,803
Passenger Airlines — 0.9%
Air Canada, 3.875%, 8/15/26(1)	325,000	309,502
Allegiant Travel Co., 7.25%, 8/15/27(1)	1,050,000	1,000,400
American Airlines, Inc., 7.25%, 2/15/28(1)	1,600,000	1,602,722
American Airlines, Inc., 8.50%, 5/15/29(1)	2,975,000	3,092,786
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,716,667	2,695,031
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	4,800,000	4,674,258
Delta Air Lines, Inc., 7.375%, 1/15/26	675,000	689,133
Delta Air Lines, Inc., 4.375%, 4/19/28	350,000	338,185
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	85,003	83,989
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	1,700,000	1,619,242
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	975,000	712,519
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	150,000	109,618
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	440,767	442,493
United Airlines, Inc., 4.375%, 4/15/26(1)	900,000	870,451
United Airlines, Inc., 4.625%, 4/15/29(1)	2,225,000	2,073,978
Virgin Australia Holdings Pty. Ltd., VRN, 8.125%, 11/15/24(1)(3)(4)	442,996	4,325
		20,318,632
Personal Care Products — 0.4%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,775,000	2,846,562
Coty, Inc., 5.00%, 4/15/26(1)	425,000	419,722
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	1,531,000	1,554,865
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	1,550,000	1,513,574
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	2,250,000	2,073,099
		8,407,822

Pharmaceuticals — 1.1%
180 Medical, Inc., 3.875%, 10/15/29(1)	300,000	271,832
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	3,060,000	2,131,550
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	2,950,000	2,750,742
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,550,000	2,312,850
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	1,475,000	1,229,597
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	525,000	418,875
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	2,075,000	1,132,307
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	725,000	381,386
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	700,000	624,750
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	400,000	205,000
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	625,000	326,228
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	1,325,000	622,392
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	825,000	386,814
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	400,000	413,291
Jazz Securities DAC, 4.375%, 1/15/29(1)	1,200,000	1,115,080
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(1)	490,087	533,164
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.125%, 4/30/28(1)	3,025,000	2,812,014
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31(1)	2,825,000	2,540,077
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 6.75%, 5/15/34(1)	600,000	599,919
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 7.875%, 5/15/34(1)	600,000	617,252
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(1)	1,450,000	1,326,286
Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	778,698
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,125,000	980,001
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	600,000	419,715
		24,929,820
Professional Services — 0.3%
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	1,100,000	1,049,237
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	4,325,000	3,891,934
Dun & Bradstreet Corp., 5.00%, 12/15/29(1)	425,000	395,063
Science Applications International Corp., 4.875%, 4/1/28(1)	1,575,000	1,504,535
		6,840,769
Real Estate Management and Development — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(1)	2,418,600	1,979,751
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., 5.75%, 1/15/29(1)	1,118,000	689,219
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	800,000	794,850
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	600,000	631,821
Forestar Group, Inc., 3.85%, 5/15/26(1)	1,225,000	1,174,907
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,296,343
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	1,225,000	1,291,000
Howard Hughes Corp., 5.375%, 8/1/28(1)	3,000,000	2,854,193
Howard Hughes Corp., 4.125%, 2/1/29(1)	2,175,000	1,947,382
Howard Hughes Corp., 4.375%, 2/1/31(1)	1,050,000	905,083
Kennedy-Wilson, Inc., 4.75%, 2/1/30	950,000	789,471
Newmark Group, Inc., 7.50%, 1/12/29(1)	400,000	411,534
		14,765,554
Semiconductors and Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	841,000	843,849
ams-OSRAM AG, 12.25%, 3/30/29(1)	450,000	466,508
Entegris, Inc., 4.75%, 4/15/29(1)	1,300,000	1,244,786
Entegris, Inc., 5.95%, 6/15/30(1)	715,000	708,364
ON Semiconductor Corp., 3.875%, 9/1/28(1)	2,625,000	2,424,539
Synaptics, Inc., 4.00%, 6/15/29(1)	1,350,000	1,224,916
		6,912,962

Software — 2.5%
Alteryx, Inc., 8.75%, 3/15/28(1)	975,000	998,886
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	675,000	677,286
Camelot Finance SA, 4.50%, 11/1/26(1)	1,750,000	1,693,882
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	2,375,000	1,130,108
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)	575,000	584,295
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	6,100,000	5,862,464
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	7,875,000	7,646,589
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	825,000	771,002
Dye & Durham Ltd., 8.625%, 4/15/29(1)	475,000	482,279
Elastic NV, 4.125%, 7/15/29(1)	1,400,000	1,279,764
Fair Isaac Corp., 4.00%, 6/15/28(1)	500,000	468,130
Gen Digital, Inc., 6.75%, 9/30/27(1)	1,425,000	1,444,319
Gen Digital, Inc., 7.125%, 9/30/30(1)	2,325,000	2,384,334
GoTo Group, Inc., 5.50%, 5/1/28(1)	905,520	717,878
GoTo Group, Inc., 5.50%, 5/1/28(1)	1,250,480	506,444
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.625%, 5/1/28(1)	1,200,000	1,072,826
McAfee Corp., 7.375%, 2/15/30(1)	1,275,000	1,178,786
MicroStrategy, Inc., 6.125%, 6/15/28(1)	975,000	946,011
Open Text Corp., 6.90%, 12/1/27(1)	950,000	986,759
Open Text Corp., 3.875%, 2/15/28(1)	1,925,000	1,783,704
Open Text Corp., 3.875%, 12/1/29(1)	2,425,000	2,176,090
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	2,100,000	1,895,429
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	3,875,000	3,413,697
Rocket Software, Inc., 9.00%, 11/28/28(1)	3,125,000	3,178,800
Rocket Software, Inc., 6.50%, 2/15/29(1)	525,000	458,219
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	5,420,000	5,340,737
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	2,600,000	2,624,522
UKG, Inc., 6.875%, 2/1/31(1)	3,025,000	3,065,051
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,925,000	1,666,368
		56,434,659
Specialized REITs — 0.9%
Iron Mountain, Inc., 4.875%, 9/15/27(1)	350,000	339,665
Iron Mountain, Inc., 5.25%, 3/15/28(1)	2,350,000	2,275,831
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,250,000	1,198,429
Iron Mountain, Inc., 4.875%, 9/15/29(1)	200,000	188,623
Iron Mountain, Inc., 5.25%, 7/15/30(1)	5,125,000	4,875,159
Iron Mountain, Inc., 4.50%, 2/15/31(1)	3,550,000	3,207,449
Iron Mountain, Inc., 5.625%, 7/15/32(1)	175,000	166,328
SBA Communications Corp., 3.875%, 2/15/27	800,000	763,183
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/1/26(1)	783,000	755,766
VICI Properties LP/VICI Note Co., Inc., 3.75%, 2/15/27(1)	1,325,000	1,259,600
VICI Properties LP/VICI Note Co., Inc., 4.50%, 1/15/28(1)	1,100,000	1,059,289
VICI Properties LP/VICI Note Co., Inc., 4.625%, 12/1/29(1)	1,825,000	1,728,547
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	2,250,000	2,048,071
		19,865,940
Specialty Retail — 2.7%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	1,100,000	1,101,467
Arko Corp., 5.125%, 11/15/29(1)	375,000	326,757
Asbury Automotive Group, Inc., 4.50%, 3/1/28	745,000	706,817
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	763,467
Asbury Automotive Group, Inc., 4.75%, 3/1/30	425,000	394,355
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	400,000	362,653
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	303,000	313,667
Bath & Body Works, Inc., 5.25%, 2/1/28	50,000	48,579

Bath & Body Works, Inc., 6.625%, 10/1/30(1)	3,000,000	3,012,051
Bath & Body Works, Inc., 6.875%, 11/1/35	145,000	146,383
Bath & Body Works, Inc., 6.75%, 7/1/36	3,775,000	3,762,081
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)	1,175,000	1,146,662
Carvana Co., 12.00% PIK, 12/1/28(1)	425,000	457,383
Carvana Co., 13.00% PIK, 6/1/30(1)	1,100,000	1,205,171
Carvana Co., 14.00% PIK, 6/1/31(1)	1,100,000	1,238,273
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)	200,000	206,975
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	466,000	498,287
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,425,000	3,353,095
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	3,500,000	3,222,743
Gap, Inc., 3.625%, 10/1/29(1)	1,200,000	1,039,952
Gap, Inc., 3.875%, 10/1/31(1)	50,000	41,792
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	2,400,000	2,337,523
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(1)	2,200,000	2,106,844
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	800,000	742,650
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,600,000	1,415,819
Lithia Motors, Inc., 4.625%, 12/15/27(1)	2,275,000	2,172,888
Lithia Motors, Inc., 3.875%, 6/1/29(1)	3,250,000	2,922,122
Michaels Cos., Inc., 5.25%, 5/1/28(1)	425,000	340,483
Michaels Cos., Inc., 7.875%, 5/1/29(1)	325,000	208,934
Murphy Oil USA, Inc., 5.625%, 5/1/27	150,000	148,958
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,425,000	1,351,952
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	825,000	727,368
Park River Holdings, Inc., 5.625%, 2/1/29(1)	600,000	475,050
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,950,000	1,813,571
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	1,100,000	1,072,306
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 3/1/32	700,000	692,182
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	1,370,000	1,238,039
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	1,850,000	1,630,234
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/26(1)	1,850,000	1,819,453
Staples, Inc., 10.75%, 9/1/29(1)	2,525,000	2,402,732
Staples, Inc., 12.75%, 1/15/30(1)	3,031,296	2,361,396
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,475,000	1,329,564
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,350,000	1,240,157
Velocity Vehicle Group LLC, 8.00%, 6/1/29(1)	625,000	643,459
Victoria's Secret & Co., 4.625%, 7/15/29(1)	650,000	540,960
Victra Holdings LLC/Victra Finance Corp., 7.75%, 2/15/26(1)	2,425,000	2,413,943
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,350,000	1,303,886
White Cap Parent LLC, 8.25% Cash or 9.00% PIK, 3/15/26(1)	1,608,000	1,609,436
		60,410,519
Technology Hardware, Storage and Peripherals — 0.6%
NCR Voyix Corp., 5.00%, 10/1/28(1)	1,350,000	1,275,805
NCR Voyix Corp., 5.125%, 4/15/29(1)	3,875,000	3,652,774
NCR Voyix Corp., 5.25%, 10/1/30(1)	700,000	640,408
Seagate HDD Cayman, 4.09%, 6/1/29	450,000	417,875
Seagate HDD Cayman, 4.125%, 1/15/31	3,185,000	2,847,685
Seagate HDD Cayman, 9.625%, 12/1/32	2,647,275	3,021,917
Western Digital Corp., 4.75%, 2/15/26	625,000	612,341
Xerox Holdings Corp., 5.00%, 8/15/25(1)	593,000	582,401
Xerox Holdings Corp., 5.50%, 8/15/28(1)	875,000	754,481
Xerox Holdings Corp., 8.875%, 11/30/29(1)	550,000	525,066
		14,330,753
Textiles, Apparel and Luxury Goods — 0.2%
Crocs, Inc., 4.25%, 3/15/29(1)	1,225,000	1,117,827

Crocs, Inc., 4.125%, 8/15/31(1)	2,000,000	1,743,650
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 5/1/25(1)	900,000	515,003
Hanesbrands, Inc., 9.00%, 2/15/31(1)	825,000	865,100
Kontoor Brands, Inc., 4.125%, 11/15/29(1)	1,000,000	906,345
		5,147,925
Trading Companies and Distributors — 0.9%
Alta Equipment Group, Inc., 9.00%, 6/1/29(1)	950,000	882,425
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	1,675,000	1,630,190
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	2,100,000	1,915,794
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	2,875,000	2,903,342
Fly Leasing Ltd., 7.00%, 10/15/24(1)	1,500,000	1,493,527
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27(1)	1,600,000	1,644,064
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	1,625,000	1,577,121
Fortress Transportation & Infrastructure Investors LLC, 7.875%, 12/1/30(1)	350,000	366,647
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 5/1/31(1)	1,450,000	1,482,912
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	2,900,000	2,943,678
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	1,400,000	1,243,978
Herc Holdings, Inc., 6.625%, 6/15/29(1)	1,250,000	1,268,435
		19,352,113
Transportation Infrastructure — 0.1%
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29(1)	475,000	428,423
Seaspan Corp., 5.50%, 8/1/29(1)	2,750,000	2,457,452
		2,885,875
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	1,675,000	1,682,218
Wireless Telecommunication Services — 0.4%
Digicel Group Holdings Ltd., Series 1A14, 0.00%, 12/31/30(1)(5)	161,471	88,809
Digicel Group Holdings Ltd., Series 1B14, 0.00%, 12/31/30(1)(5)	777,613	58,321
Digicel Group Holdings Ltd., Series 3A14, 0.00%, 12/31/30(1)(5)	1,606	883
Digicel Group Holdings Ltd., Series 3B14, 0.00%, 12/31/30(1)(5)	175,635	5,269
Sprint LLC, 7.625%, 3/1/26	450,000	462,798
T-Mobile USA, Inc., 2.625%, 2/15/29	225,000	201,719
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	3,150,000	2,619,012
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	2,800,000	2,365,274
Vodafone Group PLC, VRN, 7.00%, 4/4/79	2,225,000	2,296,930
		8,099,015
TOTAL CORPORATE BONDS (Cost $2,193,854,189)		2,101,040,219
PREFERRED STOCKS — 1.2%
Banks — 0.4%
Bank of America Corp., 5.875%	50,000	49,788
Bank of America Corp., 6.25%	1,250,000	1,247,940
Bank of America Corp., 6.30%	25,000	25,146
Barclays PLC, 6.125%	200,000	196,248
Barclays PLC, 8.00%	475,000	483,474
Barclays PLC, 9.625%	1,000,000	1,086,592
Citigroup, Inc., 4.00%	750,000	720,133
Citigroup, Inc., 4.70%	2,525,000	2,474,115
Citigroup, Inc., 6.25%	600,000	601,081
JPMorgan Chase & Co., 4.60%	2,050,000	2,026,553
JPMorgan Chase & Co., 6.10%	725,000	726,159
NatWest Group PLC, 8.00%	550,000	554,131
		10,191,360
Capital Markets — 0.1%
Goldman Sachs Group, Inc., 4.95%	1,750,000	1,730,369

Construction Materials — 0.0%
Cemex SAB de CV, 5.125%(1)	725,000	697,356
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,700,000	1,501,296
Electric Utilities — 0.2%
Electricite de France SA, 9.125%(1)	1,200,000	1,308,119
NRG Energy, Inc., 10.25%(1)	2,025,000	2,216,676
		3,524,795
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp., 7.00%(1)	3,210,000	3,185,174
Vistra Corp., 8.00%(1)	2,300,000	2,321,542
		5,506,716
Oil, Gas and Consumable Fuels — 0.2%
Plains All American Pipeline LP, 9.69%	4,525,000	4,527,753
TOTAL PREFERRED STOCKS (Cost $26,238,806)		27,679,645
BANK LOAN OBLIGATIONS(7) — 1.0%
Building Products — 0.0%
MI Windows and Doors LLC, 2024 Term Loan B2, 8.84%, (1-month SOFR plus 3.50%), 3/28/31	775,000	780,654
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 8.96%, (1-month SOFR plus 3.50%), 10/2/27	1,925,000	1,839,848
Entertainment — 0.0%
Allen Media LLC, 2021 Term Loan B, 10.98%, (3-month SOFR plus 5.50%), 2/10/27	830,252	626,322
Financial Services — 0.0%
GTCR W Merger Sub LLC, USD Term Loan B, 8.33%, (3-month SOFR plus 3.00%), 1/31/31	725,000	726,914
Food Products — 0.2%
Northeast Grocery, Inc., Term Loan B, 12.83%, (3-month SOFR plus 7.50%), 12/13/28	4,125,000	4,137,024
Health Care Equipment and Supplies — 0.0%
Avantor Funding, Inc., 2024 Term Loan, 7.44%, (1-month SOFR plus 2.00%), 11/8/27	387,126	389,357
Health Care Providers and Services — 0.0%
Concentra Health Services, Inc., Term Loan B, 6/26/31(8)	175,000	175,875
LifePoint Health, Inc., 2024 Incremental Term Loan B, 9.33%, (3-month SOFR plus 4.00%), 5/17/31	350,000	350,931
		526,806
Hotels, Restaurants and Leisure — 0.2%
Delta 2 (LUX) SARL, 2022 Term Loan B, 7.58%, (3-month SOFR plus 2.25%), 1/15/30	450,000	451,687
Scientific Games Holdings LP, 2024 USD Term Loan B, 8.31%, (3-month SOFR plus 3.00%), 4/4/29	1,920,750	1,919,146
UFC Holdings LLC, 2021 Term Loan B, 8.34%, (3-month SOFR plus 2.75%), 4/29/26	730,806	733,298
		3,104,131
IT Services — 0.0%
Fortress Intermediate 3, Inc, Term Loan B, 5/9/31(8)	450,000	451,125
Machinery — 0.1%
Titan Acquisition Ltd., 2024 Term Loan B, 10.33%, (6-month SOFR plus 5.00%), 2/15/29	1,025,000	1,028,634
Media — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 CCIBV Fixed Term Loan, 15.00%, 8/12/27	3,475,000	3,396,813
DirecTV Financing LLC, 2024 Term Loan, 10.71%, (1-month SOFR plus 5.25%), 8/2/29	518,973	517,351
Univision Communications, Inc., 2022 First Lien Term Loan B, 9.58%, (3-month SOFR plus 4.25%), 6/24/29	73,500	73,592
		3,987,756
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan B, 9.05%, (3-month SOFR plus 3.75%), 2/14/31	3,100,000	3,117,825
Pharmaceuticals — 0.0%
Mallinckrodt International Finance SA, 2023 First Out Term Loan, 12.84%, (1-month SOFR plus 7.50%), 11/14/28	187,629	209,323
Technology Hardware, Storage and Peripherals — 0.0%
Diebold Nixdorf, Inc., 2023 Exit Term Loan, 12.83%, (1-month SOFR plus 7.50%), 8/11/28	737,675	764,338
TOTAL BANK LOAN OBLIGATIONS (Cost $21,738,151)		21,690,057

COMMON STOCKS — 0.5%
Building Products — 0.0%
Hardwood Holdings LLC (Acquired 4/27/21, Cost $12,630)(4)(9)	1,684	84,200
Chemicals — 0.0%
Cornerstone Chemical Co. (Acquired 1/11/24, Cost $54,814)(4)(9)	15,661	157
Diversified Telecommunication Services — 0.1%
Intelsat SA	32,375	1,192,614
Energy Equipment and Services — 0.1%
Nine Energy Service, Inc.(4)	9,875	16,590
Parker Drilling Co.(4)	11,530	149,429
Superior Energy Services (Acquired 2/16/21, Cost $1,458,432)(9)	26,494	1,715,487
		1,881,506
Gas Utilities — 0.0%
Ferrellgas Partners LP, Class B	364	61,880
Health Care Providers and Services — 0.0%
Air Methods Corp. (Acquired 2/20/24, Cost $26,325)(4)(9)	1,080	27,000
IT Services — 0.2%
Carnelian Holdings LP(4)	235,322	2,539,124
Carnelian Holdings LP(4)	150,179	1,620,432
Carnelian Point Holdings LP(4)	2,222	23,975
		4,183,531
Machinery — 0.0%
UC Holdings, Inc. (Acquired 9/21/15 - 4/1/23, Cost $115,380)(4)(9)	11,932	53,693
Media — 0.0%
Tpc Holdings, Inc., A Shares (Acquired 11/16/22, Cost $97,580)(4)(9)	7,517	255,578
Metals and Mining — 0.0%
Petra Diamonds Ltd.(4)	108,200	54,693
Oil, Gas and Consumable Fuels — 0.0%
Sabine Oil & Gas Holdings, Inc.(4)	13	—
Warren Resources, Inc.(4)	960	2,952
		2,952
Pharmaceuticals — 0.1%
Endo, Inc.(4)	865	24,544
Endo, Inc.(4)	54,786	1,547,712
Mallinckrodt PLC (Acquired 12/1/23, Cost $329,954)(4)(9)	8,683	464,541
		2,036,797
Technology Hardware, Storage and Peripherals — 0.0%
Diebold Nixdorf, Inc.(4)	16,056	617,835
TOTAL COMMON STOCKS (Cost $17,820,377)		10,452,436
CONVERTIBLE BONDS — 0.0%
Capital Markets — 0.0%
Coinbase Global, Inc., 0.50%, 6/1/26 (Cost $381,420)	450,000	464,400
ESCROW INTERESTS(10) — 0.0%
Banks — 0.0%
Washington Mutual, Inc.(4)	250,000	3,125
Electric Utilities — 0.0%
GenOn Energy, Inc.(4)	450,000	—
RRI Energy, Inc.(4)	75,000	—
		—
Energy Equipment and Services — 0.0%
Basic Energy Services, Inc.(4)	275,000	2,750
Ground Transportation — 0.0%
Hertz Corp.(4)	1,075,000	107,500

Oil, Gas and Consumable Fuels — 0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.(4)	950,000	5,700
Sanchez Energy Corp.(4)	3,990,000	209,475
Sanchez Energy Corp.(4)	2,225,000	116,812
		331,987
Paper and Forest Products — 0.0%
Appvion(4)	200,000	—
Pharmaceuticals — 0.0%
Endo Design LLC(4)	3,986,000	399
Endo Design LLC(4)	1,612,000	161
Endo Luxembourg Finance SARL(4)	1,350,000	135
Par Pharmaceutical, Inc.(4)	3,281,000	328
		1,023
TOTAL ESCROW INTERESTS (Cost $5,364,253)		446,385
WARRANTS — 0.0%
Diversified Telecommunication Services — 0.0%
Intelsat SA(4)	6	8
Health Care Providers and Services — 0.0%
Air Methods Corp.(4)	6,000	2,772
Air Methods Corp.(4)	2,842	500
		3,272
Oil, Gas and Consumable Fuels — 0.0%
California Resources Corp.(4)	66	1,177
TOTAL WARRANTS (Cost $1,005,227)		4,457
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $25,647,975)	25,647,975	25,647,975
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $2,292,050,398)		2,187,425,574
OTHER ASSETS AND LIABILITIES — 1.6%		35,670,948
TOTAL NET ASSETS — 100.0%		$2,223,096,522

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,745,501,198, which represented 78.5% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)Maturity is in default.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(9)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $2,600,656, which represented 0.1% of total net assets.
(10)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$2,101,040,219	—
Preferred Stocks	—	27,679,645	—
Bank Loan Obligations	—	21,690,057	—
Common Stocks	$634,425	9,818,011	—
Convertible Bonds	—	464,400	—
Escrow Interests	—	446,385	—
Warrants	1,177	3,280	—
Short-Term Investments	25,647,975	—	—
	$26,283,577	$2,161,141,997	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.